AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 22, 2015

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 168	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 169	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 3, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 168 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 29, 2015 (Accession No. 0001193125-15- 205708).

This Post-Effective Amendment No. 168 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 166.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 168 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 22nd day of July, 2015.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ *
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 168 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ * B. Reuben Auspitz	President, Principal Executive Officer, Director	July 22, 2015

/s/ * Harris H. Rusitzky	Director	July 22, 2015

/s/ * Peter L. Faber	Director	July 22, 2015

/s/ * Stephen B. Ashley	Director	July 22, 2015

/s/ * Paul A. Brooke	Director	July 22, 2015

/s/ * Chester N. Watson	Director	July 22, 2015

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	July 22, 2015

* By: /s/ Christine Glavin Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008, August 22, 2012, and May 26, 2015. See Item 28(q), Item 28(q)(1), Item 28(q)(2) and Item 28(q)(3) of this Registration Statement.